PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
VY
®
CBRE Global
Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.4%
Australia : 5.2%
174,083
Goodman Group
$ 4,440,672
2.3
202,279
HMC Capital Ltd.
1,138,317
0.6
1,260,285
Scentre Group
3,168,216
1.7
289,501
Stockland
1,044,183
0.6
9,791,388
5.2
Belgium : 0.3%
6,902
(1)
Montea NV
573,837
0.3
Canada : 3.3%
19,210  Boardwalk Real Estate
Investment Trust
1,216,702
0.6
89,620
(1)
Chartwell Retirement
Residences
1,031,082
0.5
55,320
(1)
First Capital Real Estate
Investment Trust
766,942
0.4
11,271  Granite Real Estate
Investment Trust
680,285
0.4
129,764  H&R Real Estate
Investment Trust
1,097,638
0.6
51,204  InterRent Real Estate
Investment Trust
480,824
0.2
41,479  Primaris Real Estate
Investment Trust
501,447
0.3
33,427  RioCan Real Estate
Investment Trust
503,710
0.3
6,278,630
3.3
France : 3.5%
23,550
Carmila SA
468,093
0.2
67,876
Klepierre SA
2,224,028
1.2
55,582
Mercialys SA
749,928
0.4
36,206
Unibail-Rodamco-Westfield
3,171,027
1.7
6,613,076
3.5
Germany : 1.1%
43,630
(2)
Grand City Properties SA
614,767
0.3
79,646
(2)
TAG Immobilien AG
1,476,269
0.8
2,091,036
1.1
Hong Kong : 3.5%
270,626
Kerry Properties Ltd.
571,556
0.3
164,634
Link REIT
820,744
0.4
212,219  Sun Hung Kai Properties
Ltd.
2,299,362
1.2
419,780
Swire Properties Ltd.
853,912
0.4
626,827  Wharf Real Estate
Investment Co. Ltd.
2,189,088
1.2
6,734,662
3.5
Japan : 7.6%
219
Activia Properties, Inc.
497,621
0.3
691  AEON REIT Investment
Corp.
632,352
0.3
869  Daiwa House REIT
Investment Corp.
1,425,675
0.8
671
Hulic Reit, Inc.
649,050
0.3
2,322  Japan Hotel REIT
Investment Corp.
1,157,477
0.6
2,829  Japan Metropolitan Fund
Invest
1,899,170
1.0
1,561  Kenedix Office Investment
Corp.
1,644,786
0.9
1,738
LaSalle Logiport REIT
1,736,589
0.9
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
63,736
Mitsui Fudosan Co. Ltd.
$ 600,575
0.3
1,074
Orix JREIT, Inc.
1,147,155
0.6
64,800
Tokyo Tatemono Co. Ltd.
1,040,800
0.6
221,755  Tokyu Fudosan Holdings
Corp.
1,542,895
0.8
433
Tokyu REIT, Inc.
467,466
0.2
14,441,611
7.6
Luxembourg : 0.3%
11,367
Shurgard Self Storage Ltd.
532,549
0.3
Netherlands : 0.3%
23,118  Eurocommercial
Properties NV
640,773
0.3
Singapore : 4.0%
1,206,517  CapitaLand Ascendas
REIT
2,671,692
1.4
331,865  CapitaLand Integrated
Commercial Trust
545,481
0.3
678,800  CapitaLand Investment
Ltd./Singapore
1,641,184
0.9
1,157,090  Frasers Logistics &
Commercial Trust
1,031,175
0.5
959,100
Keppel REIT
711,046
0.4
930,600  Mapletree Pan Asia
Commercial Trust
1,068,494
0.5
7,669,072
4.0
Spain : 0.4%
63,653  Merlin Properties Socimi
SA
806,862
0.4
Sweden : 1.9%
106,736
(2)
Castellum AB
1,564,828
0.8
14,301
Catena AB
817,141
0.4
60,840
Pandox AB
1,216,099
0.7
3,598,068
1.9
Switzerland : 0.3%
4,031  PSP Swiss Property AG,
Reg
590,602
0.3
United Kingdom : 4.4%
51,695
Big Yellow Group PLC
876,362
0.5
131,555  Land Securities Group
PLC
1,146,784
0.6
773,931  LondonMetric Property
PLC
2,127,837
1.1
712,806
NewRiver REIT PLC
767,877
0.4
728,492
Tritax Big Box REIT PLC
1,554,862
0.8
111,125
UNITE Group PLC
1,399,529
0.7
55,328
Workspace Group PLC
479,784
0.3
8,353,035
4.4
United States : 63.3%
32,328
Acadia Realty Trust
759,061
0.4
107,145  Americold Realty Trust,
Inc.
3,028,989
1.6
16,519  AvalonBay Communities,
Inc.
3,720,905
2.0
96,984  Brixmor Property Group,
Inc.
2,701,974
1.4
74,357  Broadstone Net Lease,
Inc.
1,409,065
0.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
90,546
CubeSmart
$ 4,874,091
2.6
52,618  Empire State Realty Trust,
Inc. - Class A
583,007
0.3
17,230
Equinix, Inc.
15,293,865
8.0
46,500
Equity Residential
3,462,390
1.8
47,488
(1)
Essential Properties Realty
Trust, Inc.
1,621,715
0.9
3,335
Essex Property Trust, Inc.
985,226
0.5
27,901
Extra Space Storage, Inc.
5,027,481
2.6
13,970  Federal Realty Investment
Trust
1,606,131
0.8
37,378  Four Corners Property
Trust, Inc.
1,095,549
0.6
123,049  Healthcare Realty Trust,
Inc.
2,233,339
1.2
87,707  Healthpeak Properties,
Inc.
2,005,859
1.1
42,274
Highwoods Properties, Inc.
1,416,602
0.7
5,864  Hilton Worldwide Holdings,
Inc.
1,351,652
0.7
87,913
Host Hotels & Resorts, Inc.
1,547,269
0.8
8,214  Hyatt Hotels Corp. - Class
A
1,250,171
0.7
89,526
Invitation Homes, Inc.
3,156,687
1.7
7,495
Iron Mountain, Inc.
890,631
0.5
10,968
(1)
Lineage, Inc.
859,672
0.5
47,440
Macerich Co.
865,306
0.5
4,915  Marriott International, Inc.
- Class A
1,221,869
0.6
72,538  National Retail Properties,
Inc.
3,517,368
1.9
32,340
Prologis, Inc.
4,083,895
2.2
7,484
Public Storage
2,723,203
1.4
207,770
Realty Income Corp.
13,176,773
6.9
34,020
Regency Centers Corp.
2,457,265
1.3
76,462  Rexford Industrial Realty,
Inc.
3,846,803
2.0
72,199  Simon Property Group,
Inc.
12,203,075
6.4
33,299
Sun Communities, Inc.
4,500,360
2.4
161,608
VICI Properties, Inc.
5,383,163
2.8
42,249
Welltower, Inc.
5,409,139
2.8
120,269,550
63.3
Total Common Stock
(Cost $150,013,027)
188,984,751
99.4
RIGHT : 0.0%
Belgium : 0.0%
6,902
(2)
Montea NV
6,223
0.0
Total Right
(Cost $–)
6,223
0.0
Total Long-Term
Investments
(Cost $150,013,027)
188,990,974
99.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.9%
Repurchase Agreements : 2.3%
1,035,028
(3)
Bethesda Securities,
Repurchase Agreement
dated 09/30/2024,
5.000%, due 10/01/2024
(Repurchase Amount
$1,035,170, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,055,729, due
10/01/27-01/01/57)
$ 1,035,028
0.5
1,035,028
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%, due
10/01/2024 (Repurchase
Amount $1,035,170,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$1,055,729, due
05/01/26-08/20/74)
1,035,028
0.5
1,035,028
(3)
Clear Street LLC,
Repurchase Agreement
dated 09/30/2024,
5.020%, due 10/01/2024
(Repurchase Amount
$1,035,170, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,055,630, due
07/31/25-08/01/54)
1,035,028
0.6
1,035,028
(3)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%, due
10/01/2024 (Repurchase
Amount $1,035,170,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$1,055,729, due
07/15/28-09/01/54)
1,035,028
0.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
234,705
(3)
National Bank Financial,
Inc., Repurchase
Agreement dated
09/30/2024, 4.900%, due
10/01/2024 (Repurchase
Amount $234,737,
collateralized by various
U.S. Government
Securities, 0.375%-
5.000%, Market Value plus
accrued interest $239,399,
due 10/01/24-09/09/49)
$ 234,705
0.1
Total Repurchase
Agreements
(Cost $4,374,817)
4,374,817
2.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.6%
1,214,259
(4)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.830%
(Cost $1,214,259) $ 1,214,259 0.6
Total Short-Term
Investments
(Cost $5,589,076)
5,589,076
2.9
Total Investments in
Securities
(Cost $155,602,103) $ 194,580,050 102.3
Liabilities in Excess of
Other Assets (4,456,254) (2.3)
Net Assets $ 190,123,796 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2024.
REIT Diversiﬁcation
Percentage
of Net Assets
Retail REITs 29.6%
Industrial REITs 14.0
Specialized REITs 13.5
Real Estate Operating Companies 6.1
Multi-Family Residential REITs 5.8
Diversified REITs 5.7
Health Care REITs 5.1
Self-Storage REITs 4.5
Diversified Real Estate Activities 3.2
Office REITs 2.8
Residential REITs 2.4
Hotels, Resorts & Cruise Lines 2.0
DISCONTINUED - Residential REITs 1.8
Hotel & Resort REITs 1.4
Other Specialized REITs 1.0
Health Care Facilities 0.5
Assets in Excess of Other Liabilities
*
0.6
Net Assets 100.0%
*       Includes short-term investments.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 9,791,388 $ — $ 9,791,388
Belgium — 573,837 — 573,837
Canada 6,278,630 — — 6,278,630
France — 6,613,076 — 6,613,076
Germany — 2,091,036 — 2,091,036
Hong Kong — 6,734,662 — 6,734,662
Japan — 14,441,611 — 14,441,611
Luxembourg — 532,549 — 532,549
Netherlands 640,773 — — 640,773
Singapore — 7,669,072 — 7,669,072
Spain — 806,862 — 806,862
Sweden 1,216,099 2,381,969 — 3,598,068
Switzerland — 590,602 — 590,602
United Kingdom 876,362 7,476,673 — 8,353,035
United States 120,269,550 — — 120,269,550
Total Common Stock 129,281,414 59,703,337 — 188,984,751
Right 6,223 — — 6,223
Short-Term Investments 1,214,259 4,374,817 — 5,589,076
Total Investments, at fair value $ 130,501,896 $ 64,078,154 $ — $ 194,580,050
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 40,368,456
Gross Unrealized Depreciation (1,390,509)
Net Unrealized Appreciation $ 38,977,947